Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Income tax expense	€ (429,890)	€ (157,772)	€ (547,021)	€ (374,921)
Deferred tax charge	(172,310)	(45,010)	(328,286)	(130,528)
Income tax expense	€ (602,200)	€ (202,782)	€ (875,307)	€ (505,449)